Earnings (Loss) Per Share - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2011	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of stock options that were anti-dilutive	1,152,408	308,255	2,064,523	653,225	528,759
Average exercise price of stock options that were anti-dilutive	$ 9.54	$ 28.02	$ 20.61	$ 24.84	$ 25.16
Warrants			841,302		841,302
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants			357,570
Exercise Price			$ 60.39
Class B Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants			465,465
Exercise Price			$ 66.65
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of stock options that were anti-dilutive			295,607
Average exercise price of stock options that were anti-dilutive			$ 20.99